Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of consolidation

a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, ALR Nevada and ALR Canada. The Canadian subsidiary is currently inactive. All significant intercompany balances and transactions have been eliminated on consolidation.

Share-based compensation

b)	Share-based compensation

The Company follows the fair value method of accounting for share-based compensation. The Company estimates the fair value of share-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated financial statements. The Company estimates the fair value of the stock options using the Black-Scholes Option Pricing Model. The Black-Scholes Option Pricing Model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The Company accounts for forfeitures as they occur.

Nonrecourse note receivable

c)	Nonrecourse note receivable

The accounting for all share-based compensation transactions shall reflect the rights conveyed to the holder of the instruments and the obligations imposed on the issuer of the instruments, regardless of how those transactions are structured. The Company accounts for the purchase of ordinary shares through a nonrecourse note, as effectively the same as granting an option to purchase ordinary shares. When a nonrecourse note is used to fund the exercise of a stock option, the stock option is not considered “exercised” for accounting purposes until the nonrecourse note is repaid. A nonrecourse note is not recorded on the Consolidated Balance Sheets. The fair value of the stock option is recognized in the Company’s consolidated financial statements over the requisite service period through a charge to share-based compensation and a corresponding credit to additional paid-in capital. If no future service is required to be provided, for example, if the note can be repaid at any time, the Company recognizes the fair value of the award as share-based compensation on the grant date, rather than over the term of the note.

Revenue recognition

d)	Revenue recognition

The Company’s revenues in 2023 were from the sale of GluCurve Pet CGM units sold to its distributors. On November 23, 2022, the Company entered into a co-branded distribution agreement with Covetrus Inc. (the “Distributor”) whereby the Distributor was granted an exclusive right to sell the co-branded GluCurve Pet CGM in certain territories. The Distributor is billed and revenue is recognized when the products are delivered and ownership has transferred from the Company to the Distributor.

Payments made to the partners, such as for supplies, shipping and brokerage fees, are recognized as cost of goods sold.

The Company’s products generally carry standard warranty terms provided by the manufacturer. However, in instances where the Company provides replacement units, the Company does not recognize revenue and the related cost of revenue until the replacement units are delivered.

The Company’s revenues in 2022 were from subscription fees for its Diabetes Solution. Customers are billed in advance of the start of their subscription and revenue is recognized ratably over each monthly subscription period. The Company is the principal in all its relationships where partners provide monitoring services as well as testing supplies, as the Company retains control over service delivery to its customers. Payments made to the partners, such as for marketing, where the price that the customer pays is established by the partners and is part of the subscription, are recognized as cost of revenue.

Inventory

e)	Inventory

Inventory consists primarily of packaging and components for the GluCurve Pet CGM. Inventory is valued at the lower of cost or net realizable value. The Company determines cost on the basis of the average cost.

Foreign currency translation

f)	Foreign currency translation

The presentation currency of the Company is the U.S. dollar.

The functional currency of each of the parent company and its subsidiaries is measured using the currency of the primary economic environment in which that entity operates. Commencing January 1, 2023, the functional currency of the Company changed from the Singapore dollar (“SGD”) to the U.S. dollar as a result of completing the Redomicile Merger, as the Company anticipates revenues and financings to be in U.S. dollars rather than SGD. The functional currency for ALR Nevada is the U.S. dollar and for ALR Canada is the Canadian dollar (“CAD”).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation are recognized in profit or loss in the Consolidated Statements of Operations and Comprehensive Loss in the year in which they arise.

Parent and subsidiary companies

The financial results and position of foreign operations whose functional currency is different from the presentation currency are translated as follows:

•	Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date; and

•	Income and expenses are translated at monthly average exchange rates during the year.

Exchange differences arising on the translation of foreign operations are transferred directly to the Company’s exchange difference on translating foreign operations in the Consolidated Statements of Operations and Comprehensive Loss, and are reported as a separate component of shareholders’ deficit included in “Accumulated Other Comprehensive Income (Loss)”. These differences are recognized in profit or loss in the Consolidated Statement of Operations and Comprehensive Loss in the year in which they are disposed.

Income taxes

g)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and operating loss carry-forwards that are available to be carried forward to future years for tax purposes.

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities as a result of a change in tax rates is recognized in income in the period that includes the enactment date. When it is not considered to be more likely than not that a deferred income tax asset will be realized, a valuation allowance is provided for the excess.

The Company follows the accounting requirements associated with uncertainty in income taxes using the provisions of Financial Accounting Standards Board Accounting (“FASB”) Standards Codification 740 Income Taxes. Using that guidance, tax positions initially need to be recognized in the consolidated financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities. It also provides guidance for derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2024, the Company has no uncertain tax positions that qualify for either recognition or disclosure in the consolidated financial statements.

Use of estimates

h)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, the measurement of share-based compensation, the fair value of financial instruments, the fair value of loan payable, and the reported amounts of revenues and expenses during the reporting period. Management believes the estimates are reasonable; however, actual results could differ from those estimates.

Loss per share

i)	Loss per share

Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per common share is calculated by dividing the net loss by the sum of the weighted average number of ordinary shares outstanding and the dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of the shares issuable upon exercise of stock options and warrants calculated using the treasury stock method. Common equivalent shares are not included in the calculation of the weighted average number of shares outstanding for diluted loss per ordinary share when the effect would be anti-dilutive. Prior to repayment of nonrecourse note, the outstanding shares received in exchange for the nonrecourse note are excluded from the denominator of loss per share. For the year ended December 31, 2024, the Company excluded 36,000,000 ordinary shares (2023 - 36,000,000; 2022 -- Nil) issued in connection with nonrecourse notes receivable from the calculation of weighted average number of shares outstanding.

The Company excluded the following issued securities from the calculation of fully diluted shares outstanding, as the results would have been anti-dilutive:

	As of December 31,
	2024	2023	2022
Options	419,970,000	411,970,000	321,700,000
Warrants	5,700,501,500	5,188,501,500	5,200,501,500
Total	6,120,471,500	5,600,471,500	5,522,201,500

Comprehensive income (loss)

j)	Comprehensive income (loss)

Comprehensive income (loss) is the overall change in the net assets of the Company for a period, other than changes attributable to transactions with stockholders. It is made up of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders' equity that under U.S. GAAP are excluded from net income.

Fair value of financial instruments

k)	Fair value of financial instruments

The Company’s financial instruments include cash, accounts receivable, accounts payable, promissory notes payable, interest payable, lines of credit and loan payable. The fair values of these financial instruments approximate their carrying values due to the relatively short periods to maturity, other than loan payable, which has been recognized using the effective interest rate method. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 — observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 — includes other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 — unobservable inputs that are supported by little or no market activity.

Cash is measured at Level 1 inputs.

Recently adopted and issued accounting pronouncements

l)	Recently adopted and issued accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and may impact its consolidated financial statements.

Issued but not effective

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03 Income Statement - Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its Consolidated Balance Sheets or Consolidated Statements of Operations and Comprehensive Loss.